FORM 13F INFORMATION TABLE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
           --------------------------------------------------
Address:   537 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut  06830
           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe             Greenwich, Connecticut          11/14/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        98
                                               -------------

Form 13F Information Table Value Total:        1,072,504
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE




                                                                                                INVEST-
                                                                                                MENT     OTHER
NAME OF                         TITLE                         VALUE      SHRS OR    SH/ PUT/    DISCR-   MANA-
ISSUER                          OF CLASS          CUSIP     (X $1000)    PRN AMT    PRN CALL    ETION    GERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCREDITED HOME LENDRS HLDG      COM             00437P107     3,516      100,000   SH             SOLE       100,000
ADOBE SYS INC                    COM             00724F101    18,209      610,000   SH             SOLE       610,000
ADOBE SYS INC                    COM             00724F901       625      300,000   SH   CALL      SOLE       300,000
ADVANCED MICRO DEVICES INC       COM             007903107     7,560      300,000   SH             SOLE       300,000
ALLSTATE CORP                    COM             020002101    24,881      450,000   SH             SOLE       450,000
ALLSTATE CORP                    COM             020002901       781      220,000   SH   CALL      SOLE       220,000
AMR CORP                         COM             001765106     2,795      250,000   SH             SOLE       250,000
AON CORP                         COM             037389103    11,228      350,000   SH             SOLE       350,000
ARENA PHARMACEUTICALS INC        COM             040047102     3,960      400,000   SH             SOLE       400,000
AUTODESK INC                     COM             052769106    13,932      300,000   SH             SOLE       300,000
BANCO ITAU HLDG FINANCIERA S     SP ADR 500 PFD  059602201     4,746       40,000   SH             SOLE        40,000
BIOGEN IDEC INC                  COM             09062X103     5,922      150,000   SH             SOLE       150,000
BIRCH MTN RES LTD                COM             09066X109     3,800      800,000   SH             SOLE       800,000
BLOCK H&R INC                    COM             093671105         2       67,000   SH   CALL      SOLE        67,000
BROADCOM CORP                    CL A            111320107    12,903      275,000   SH             SOLE       275,000
BUSINESS OBJECTS S A             SPONSORED ADR   12328X107    24,332      700,000   SH             SOLE       700,000
CITRIX SYS INC                   COM             177376100     2,514      100,000   SH             SOLE       100,000
COGENT INC                       COM             19239Y108    18,406      775,000   SH             SOLE       775,000
COGNIZANT TECHNOLOGY SOLUTIO     CL A            192446102    14,676      315,000   SH             SOLE       315,000
COMPUWARE CORP                   COM             205638109     7,600      800,000   SH             SOLE       800,000
COMVERSE TECHNOLOGY INC          COM PAR $0.10   205862402     7,881      300,000   SH             SOLE       300,000
CONOCOPHILLIPS                   COM             20825C104     4,195       60,000   SH             SOLE        60,000
CORNING INC                      COM             219350955       200      500,000   SH   PUT       SOLE       500,000
CTRIP COM INTL LTD               ADR             22943F100    24,030      375,000   SH             SOLE       375,000
DIGITAS INC                      COM             25388K104    17,665    1,555,000   SH             SOLE     1,555,000
DISNEY WALT CO                   COM DISNEY      254687106     4,826      200,000   SH             SOLE       200,000
EBAY INC                         COM             278642103    35,020      850,000   SH             SOLE       850,000
EBAY INC                         COM             278642903     1,553      500,000   SH   CALL      SOLE       500,000
ELECTRONIC ARTS INC              COM             285512909       365      200,000   SH   CALL      SOLE       200,000
FEDERATED INVS INC PA            CL B            314211103    16,615      500,000   SH             SOLE       500,000
FOCUS MEDIA HLDG LTD             SPONSORED ADR   34415V109    23,373      874,100   SH             SOLE       874,100
GAP INC DEL                      COM             364760108     3,486      200,000   SH             SOLE       200,000
GLOBAL INDS LTD                  COM             379336100     5,896      400,000   SH             SOLE       400,000
GOOGLE INC                       CL A            38259P508    63,292      200,000   SH             SOLE       200,000
HEWLETT PACKARD CO               COM             428236103    36,500    1,250,000   SH             SOLE     1,250,000
HORNBECK OFFSHORE SVCS INC N     COM             440543106     1,465       40,000   SH             SOLE        40,000
HUDSON CITY BANCORP              COM             443683107    19,040    1,600,000   SH             SOLE     1,600,000
INFOSYS TECHNOLOGIES LTD         SPONSORED ADR   456788108    33,426      450,000   SH             SOLE       450,000
INTERNATIONAL BUSINESS MACHS     COM             459200101    24,066      300,000   SH             SOLE       300,000
INTERNATIONAL BUSINESS MACHS     COM             459200901       478      450,000   SH   CALL      SOLE       450,000
INTERNET SEC SYS INC             COM             46060X107    16,807      700,000   SH             SOLE       700,000
INTEROIL CORP                    COM             460951106     1,282       55,000   SH             SOLE        55,000
INTEROIL CORP                    COM             460951906       115      100,000   SH   CALL      SOLE       100,000
KB HOME                          COM             48666K109    21,975      300,200   SH             SOLE       300,200
KONGZHONG CORP                   SPONSORED ADR   50047P104     3,661      260,000   SH             SOLE       260,000
LENNAR CORP                      CL A            526057104     2,988       50,000   SH             SOLE        50,000
LEXAR MEDIA INC                  COM             52886P104     4,466      700,000   SH             SOLE       700,000
LEXMARK INTL NEW                 CL A            529771107    15,263      250,000   SH             SOLE       250,000
LIBERTY GLOBAL INC               COM SER C       530555309    28,325    1,100,000   SH             SOLE     1,100,000
LINKTONE LTD                     ADR             535925101     6,006      550,000   SH             SOLE       550,000
M D C HLDGS INC                  COM             552676108     6,706       85,000   SH             SOLE        85,000
MAXIM INTEGRATED PRODS INC       COM             57772K101     6,398      150,000   SH             SOLE       150,000
MCKESSON CORP                    COM             58155Q103     1,898       40,000   SH             SOLE        40,000
MERCURY INTERACTIVE CORP         COM             589405109     7,920      200,000   SH             SOLE       200,000
MERRILL LYNCH & CO INC           COM             590188108    21,473      350,000   SH             SOLE       350,000
MICROSTRATEGY INC                CL A NEW        594972958       551      475,000   SH   PUT       SOLE       475,000
MILLENNIUM PHARMACEUTICALS I     COM             599902103       933      100,000   SH             SOLE       100,000
MOTOROLA INC                     COM             620076109    57,278    2,600,000   SH             SOLE     2,600,000
MOTOROLA INC                     COM             620076909       131      250,000   SH   CALL      SOLE       250,000
MYRIAD GENETICS INC              COM             62855J104     2,186      100,000   SH             SOLE       100,000
NETFLIX COM INC                  COM             64110L106    13,606      523,500   SH             SOLE       523,500
NEUSTAR INC                      CL A            64126X201     7,946      248,400   SH             SOLE       248,400
NOVELLUS SYS INC                 COM             670008101    12,540      500,000   SH             SOLE       500,000
NPS PHARMACEUTICALS INC          COM             62936P103       809       80,000   SH             SOLE        80,000
OMI CORP NEW                     COM             YG476W104     2,234      125,000   SH             SOLE       125,000
ONYX PHARMACEUTICALS INC         COM             683399109     2,996      120,000   SH             SOLE       120,000
ORACLE CORP                      COM             68389X105    20,460    1,650,000   SH             SOLE     1,650,000
OSI PHARMACEUTICALS INC          COM             671040103     4,678      160,000   SH             SOLE       160,000
PATTERSON UTI ENERGY INC         COM             703481101     1,804       50,000   SH             SOLE        50,000
QUALCOMM INC                     COM             747525103    45,869    1,025,000   SH             SOLE     1,025,000
QUALCOMM INC                     COM             747525903       960      200,000   SH   CALL      SOLE       200,000
QUEST SOFTWARE INC               COM             74834T103     1,507      100,000   SH             SOLE       100,000
QUICKSILVER RESOURCES INC        COM             74837R104     1,195       25,000   SH             SOLE        25,000
RAYMOND JAMES FINANCIAL INC      COM             754730109     3,212      100,000   SH             SOLE       100,000
RESEARCH IN MOTION LTD           COM             760975102    23,905      350,000   SH             SOLE       350,000
RESEARCH IN MOTION LTD           COM             760975902        15      200,000   SH   CALL      SOLE       200,000
SALESFORCE COM INC               COM             79466L302       255      200,000   SH   PUT       SOLE       200,000
SANDISK CORP                     COM             80004C901     5,505      300,000   SH   CALL      SOLE       300,000
SATYAM COMPUTER SERVICES LTD     ADR             804098101    31,362    1,037,800   SH             SOLE     1,037,800
SCIENTIFIC GAMES CORP            CL A            80874P109    11,470      370,000   SH             SOLE       370,000
SHIP FINANCE INTERNATIONAL L     SHS             G81075106     5,200      260,000   SH             SOLE       260,000
STANDARD PAC CORP NEW            COM             85375C101     5,396      130,000   SH             SOLE       130,000
SVB FINL GROUP                   COM             78486Q101     3,648       75,000   SH             SOLE        75,000
SYMANTEC CORP                    COM             871503908        11      150,000   SH   CALL      SOLE       150,000
SYNAPTICS INC                    COM             87157D109    12,502      665,000   SH             SOLE       665,000
TAKE-TWO INTERACTIVE SOFTWAR     COM             874054109    11,045      500,000   SH             SOLE       500,000
TERADYNE INC                     COM             880770102     3,300      200,000   SH             SOLE       200,000
TEXAS INSTRS INC                 COM             882508104    13,560      400,000   SH             SOLE       400,000
TIBCO SOFTWARE INC               COM             88632Q103    27,170    3,250,000   SH             SOLE     3,250,000
TRANSOCEAN INC                   ORD             G90078109     3,066       50,000   SH             SOLE        50,000
UNIBANCO-UNIAO DE BANCOS BRA     GDR REP PFD UT  90458E107    15,780      300,000   SH             SOLE       300,000
UNICA CORP                       COM             904583101     5,490      500,000   SH             SOLE       500,000
UNISYS CORP                      COM             909214108    13,280    2,000,000   SH             SOLE     2,000,000
VERISIGN INC                     COM             92343E102     9,082      425,000   SH             SOLE       425,000
WASHINGTON MUT INC               COM             939322103    17,649      450,000   SH             SOLE       450,000
WEBSENSE INC                     COM             947684106    15,363      300,000   SH             SOLE       300,000
WESTERN ALLIANCE BANCORP         COM             957638109     2,810      100,000   SH             SOLE       100,000
WYETH                            COM             983024100     3,702       80,000   SH             SOLE        80,000
